Share-Based Awards Plan (Tables)	12 Months Ended
Dec. 31, 2017
Total Share-Based Compensation Cost Recognized

The following table summarizes the total share-based compensation cost recognized by the Group:

	For the years ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
	(In millions)
Expensed as cost of revenues	49	103	183	28
Expensed as selling, general and administrative	487	429	973	150
Expensed as research and development	851	1,228	2,088	321
Capitalized as part of internal-used software	1	—	—	—

Baidu
Option Activity

The following table summarizes the option activity for the year ended December 31, 2017:

	Number of shares	Weighted average exercise price (US$)	Weighted average remaining contractual life (Years)	Aggregate intrinsic value (US$ in millions)
Share options
Outstanding, December 31, 2016	231,239	1,537.40	7.25	62
Granted	151,990	1,860.29
Exercised	(57,072)	1,177.53
Forfeited/Cancelled	(10,760)	1,691.10

Outstanding, December 31, 2017	315,397	1,752.90	7.83	186

Vested and expected to vest at December 31, 2017	266,234	1,729.96	7.67	163

Exercisable at December 31, 2017	100,197	1,500.53	5.82	84

Assumptions Used to Estimate Fair Values of Share Options Granted

The following table presents the assumptions used to estimate the fair values of the share options granted in the years presented:

	For the years ended December 31
	2015	2016	2017
Risk-free interest rate	1.31%~1.36%	1.13%~1.47%	1.81%~2.08%
Dividend yield	—	—	—
Expected volatility range	40.04%~40.57%	38.91%~40.09%	35.99%~38.41%
Weighted average expected volatility	40.21%	39.37%	38.39%
Expected life (in years)	5.02~5.13	5.75~5.92	4.99~6.01

Restricted Shares Activity

Restricted Shares activity for the year ended December 31, 2017 was as follows:

	Number of shares	Weighted average grant date fair value (US$)
Restricted Shares
Unvested, December 31, 2016	707,271	1,801.15
Granted	427,579	1,977.57
Vested	(178,138)	1,777.22
Forfeited/Cancelled	(137,042)	1,792.96

Unvested, December 31, 2017	819,670	1,899.37

iQIYI
Total Share-Based Compensation Cost Recognized

The following table summarizes the share-based compensation cost recognized by iQIYI:

	For the years ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
	(In millions)
Expensed as cost of revenues	6	9	35	5
Expensed as selling, general and administrative	21	30	131	20
Expensed as research and development	17	23	67	11